Financial instruments - Additional Information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($) shares
Disclosure of financial liabilities [line items]
Total interest expense for financial liabilities not held at fair value through profit or loss	£ 143	£ 747
Convertible note
Disclosure of financial liabilities [line items]
Maturity term	five-year
Conversion ratio per $1000 principal amount | shares			90.9091
Convertible Senior Secured Notes Principal Amount | $			$ 1,000
Increase in the fair value of the instrument	£ 15,000
Convertible note | Minimum
Disclosure of financial liabilities [line items]
Percentage of reduction in credit spread			5.00%
Convertible note | Maximum
Disclosure of financial liabilities [line items]
Percentage of reduction in credit spread			20.00%
Convertible note | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate			7.00%
Convertible note | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate			9.00%
Convertible Senior Secured Notes | Level 3
Disclosure of financial liabilities [line items]
Fair value of convertible note estimated	£ 115,247	£ 112,799